Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Issued capital [member]	Additional paid-in capital [member]	Treasury shares [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	R$ 17	R$ 2,375,344	R$ (304,947)	R$ 123,538	R$ 1,004,886	R$ 3,198,838	R$ 51,320	R$ 3,250,158
IfrsStatementLineItems [Line Items]
Net income					386,324	386,324	19,092	405,416
Total comprehensive income					386,324	386,324	19,092	405,416
Share-based compensation				31,535		31,535		31,535
Treasury shares repurchase			(12,369)			(12,369)		(12,369)
Acquisition of non-controlling interests					(10,845)	(10,845)	(10,155)	(21,000)
Restricted stock units transferred under the share-based compensation plan		(7,491)	5,722			(1,769)		(1,769)
Treasury shares transferred to executives from exercise of stock options		(2,653)	12,444			9,791		9,791
Dividends declared							(18,750)	(18,750)
Ending balance, value at Dec. 31, 2023	17	2,365,200	(299,150)	155,073	1,380,365	3,601,505	41,507	3,643,012
IfrsStatementLineItems [Line Items]
Net income					631,510	631,510	17,410	648,920
Total comprehensive income					631,510	631,510	17,410	648,920
Share-based compensation				32,424		32,424		32,424
Treasury shares repurchase
Restricted stock units transferred under the share-based compensation plan		(17,672)	12,812			(4,860)		(4,860)
Treasury shares transferred to executives from exercise of stock options		(3,007)	12,383			9,376		9,376
Dividends declared							(18,289)	(18,289)
Ending balance, value at Dec. 31, 2024	17	2,344,521	(273,955)	187,497	2,011,875	4,269,955	40,628	4,310,583
IfrsStatementLineItems [Line Items]
Net income					752,461	752,461	15,982	768,443
Total comprehensive income					752,461	752,461	15,982	768,443
Share-based compensation				15,318		15,318		15,318
Treasury shares repurchase			(77,002)			(77,002)		(77,002)
Restricted stock units transferred under the share-based compensation plan		(17,764)	12,879			(4,885)		(4,885)
Treasury shares transferred to executives from exercise of stock options		(6,335)	32,068			25,733		25,733
Dividends declared					(129,784)	(129,784)	(17,221)	(147,005)
Ending balance, value at Dec. 31, 2025	R$ 17	R$ 2,320,422	R$ (306,010)	R$ 202,815	R$ 2,634,552	R$ 4,851,796	R$ 39,389	R$ 4,891,185